Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Class Y Prospectus | RS Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks. The Fund typically invests primarily in the securities of U.S. large capitalization companies, but may invest in the securities of foreign companies and companies of any market capitalization. The Fund’s investment team currently considers a company to be large-capitalization if its market capitalization is between $1.0 billion and the market capitalization of the largest company included in the S&P 500® Index on the last day of the most recent quarter (currently, approximately $559.0 billion, based on the size of the largest company on March 31, 2012). The Fund may invest in securities traded on securities exchanges or over-the-counter. The Fund’s investment team currently expects that the Fund typically will hold between 20 and 30 securities positions.

The Fund’s investment team combines elements of traditional growth and value investment disciplines in its management of the Fund. The investment team performs fundamental research on individual companies and seeks to identify advantaged businesses that can produce predictable and growing excess cash flow. The team seeks to purchase companies with these growth characteristics only when the companies’ current market value is lower than the investment team’s estimate of the companies’ long-term intrinsic values.

		The investment team seeks to identify “advantaged businesses,” which are companies the investment team believes have one or more of the following key characteristics: growth potential, financial strength as represented by strong balance sheets and prudent levels of debt, strong cash flow generation, insulation from extremely competitive pricing pressure, a leading market share or a defined niche in the market, operation in industries with competitive barriers to entry, and attractive returns on capital. Once the investment team identifies an advantaged company, it evaluates the company’s current market price on the basis of one or more criteria, including: discounted cash flow analysis, discount to comparable transaction value, and discount to asset value. While investments are generally made for the long term, they are typically sold when the investment team believes that anticipated price appreciation has been achieved or is no longer probable, that alternative investments offer superior total return prospects, or that a fundamental change has occurred in the company or its market.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk

Foreign securities are subject to political, regulatory and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk
The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 26.13% Worst Quarter Fourth Quarter 2008 -21.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations January 18, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on September 7, 2010. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on September 10, 2010. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y Prospectus | RS Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(24.34%)	[1]
2003	rr_AnnualReturn2003	32.11%	[1]
2004	rr_AnnualReturn2004	7.97%	[1]
2005	rr_AnnualReturn2005	(1.37%)	[1]
2006	rr_AnnualReturn2006	14.18%	[1]
2007	rr_AnnualReturn2007	4.87%	[1]
2008	rr_AnnualReturn2008	(33.71%)	[1]
2009	rr_AnnualReturn2009	33.41%	[1]
Class Y Prospectus | RS Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	526
10 Years	rr_ExpenseExampleYear10	1,187
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	526
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,187
2010	rr_AnnualReturn2010	8.34%	[1]
2011	rr_AnnualReturn2011	2.37%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	0.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 1993
Class Y Prospectus | RS Capital Appreciation Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)	[1]
10 Years	rr_AverageAnnualReturnYear10	1.36%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 1993
Class Y Prospectus | RS Capital Appreciation Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	0.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 1993
Class Y Prospectus | RS Capital Appreciation Fund | Class Y | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 1993

[1]	Returns for the periods through September 10, 2010 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.